Accounts Receivable (Integrated Medicine and Chiropractic Regeneration Center PSC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31		September 30
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$295,704	$-	$897,011
Less: allowance for doubtful accounts and contractual adjustments	(156,723)	-	(218,225)
Accounts receivable, net	$138,981	$-	$678,786

Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	2018	2017
	(unaudited)

Gross accounts receivable	$1,356,105	$876,381
Less: allowance for doubtful accounts and contractual adjustments	890,537	552,120
Accounts receivable, net	$465,568	$324,261

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2017	2016

Gross accounts receivable	$876,381	$1,044,768
Less: allowance for doubtful accounts and contractual adjustments	552,120	814,919
Accounts receivable, net	$324,261	$229,849